                          MONITOR FUNDS ANNUAL REPORT

                                 May 31, 1998


                      TRUST SHARES AND INVESTMENT SHARES

                        *Monitor Michigan Tax-Free Fund

                 *Monitor Intermediate Government Income Fund






                       [GRAPHIC & LOGO OF MONITOR FUNDS]

 Message from the Investment Manager

Dear Shareholder,

  I am pleased to present the Annual Report for The Monitor Michigan Tax-Free Fund and The Monitor Intermediate Government Income Fund (formerly known as FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund) for the period ended May 31, 1998. Normally, at this time, you would be receiving a semi-annual report, but for financial reporting purposes, the fiscal year-end for these Funds was changed to May 31, 1998. Later in the summer, you will receive a June 30, 1998 semi-annual report which will include all eleven Monitor Funds. The format of this report is designed to provide you with easy access to the information which is important to your financial decisions. The "Management Discussion and Analysis" section is the prelude to this report, and features comments by the Funds' investment manager. Following the "Management Discussion and Analysis" are complete listings of the portfolio holdings and the comprehensive financial statements and highlights.

  During the first half of 1998, we saw the Treasury market trading in a narrow range, with the 30 year bond trading at a high of 6.07% to a low of 5.80%. The Treasury market started to rally sharply toward the end of May on flight-to-quality buying brought on by sharp drops in Asian currency valuations and downturns in the global equity markets. This trend could continue through the second half of 1998. The municipal market appears to be held hostage to the trends exhibited in the Treasury market, but may offer value for investors compared to Treasuries.

  It is with great pleasure that I report the successful completion of the reorganization of The FMB Funds into The Monitor Funds which took place in late March and early April of this year. We welcome you as an investor in The Monitor Funds and we invite you to take a look at the complete array of our funds, including three money market funds; two equity funds; and six fixed income funds. Please call MONITORdirect at 1-800-253-0412 for a prospectus. As with all mutual funds, read the prospectus carefully before investing.

  On behalf of The Monitor Funds and The Huntington National Bank, I thank you for your investment. We are pleased that you have chosen us to help you manage your financial goals.


LOGO
/s/ Richard W. Stenberg
Richard W. Stenberg
Senior Vice President, Private Financial Group
The Huntington National Bank
July 17, 1998

 Michigan Tax-Free Fund                                        As of 5/31/98

MANAGEMENT DISCUSSION AND ANALYSIS

  Duane Carpenter, portfolio manager, is an Assistant Vice President of the Trust division of The Huntington National Bank, and is responsible for the investment management activities of the Monitor Michigan Tax-Free Fund and the Monitor Intermediate Government Income Fund. Duane is a graduate of Hope College in Holland, Michigan. Here are Duane's comments on the Monitor Michigan Tax-Free Fund (the Fund):

  "During the last six months, the U.S. Treasury yield curve continued to flatten while rates declined 25 to 30 basis points. As of May 29, 1998, there was only a 3 basis points increase between the two year and the ten year Treasury issues. However, the Michigan municipal market continues to offer an increase of 110 basis points over the same part of the curve. The supply of new issues has kept yields of Michigan municipals from declining significantly, which makes them more attractive on a taxable equivalent basis.

The Fund performed well against its benchmarks with a total return of 2.86% (Trust Shares); and 2.75% (Investment Shares) for the six-month period ended May 31, 1998, as compared to 2.82% for the Lehman 5-Year Municipal Bond Index, and 3.29% for the Lehman 7-Year Municipal Bond Index.

  Our current strategy is focused on maintaining the average maturity near the short end of our stated target range of five to fifteen years. We see value for new purchases in the 10-15 year area, with tax-exempt yields between 80% to 90% of U.S. Treasury yields."

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE MONITOR MICHIGAN TAX-FREE FUND, TRUST SHARES OF INVESTMENT SHARES, VERSUS THE LEHMAN
                 5-YEAR MUNICIPAL BOND INDEX (L5MB), AND THE
                   LEHMAN 7 YEAR MUNICIPAL BOND INDEX(L7MB)+

MONITOR MICHIGAN TAX-FREE BOND FUND, TRUST CLASS

        Dec 91                          10000
        Nov 92                          10636
        Nov 93                          11543
        Nov 94                          11372
        Nov 95                          12875
        Nov 96                          13490
        Nov 97                          14263
        May 98                          14671

MONITOR MICHIGAN TAX-FREE BOND FUND, INVESTMENT CLASS

        Dec 91                           9525
        Nov 92                          10118
        Nov 93                          10982
        Nov 94                          10819
        Nov 95                          12248
        Nov 96                          12813
        Nov 97                          13514
        May 98                          13885

LEHMAN 5-YEAR MUNICIPAL BOND INDEX

        Dec 91                          10000
        Nov 92                          10679
        Nov 93                          11530
        Nov 94                          11391
        Nov 95                          12793
        Nov 96                          13430
        Nov 97                          14138
        May 98                          14537

LEHMAN 7-YEAR MUNICIPAL BOND INDEX

        Dec 91                          10000
        Nov 92                          10718
        Nov 93                          11717
        Nov 94                          11427
        Nov 95                          13175
        Nov 96                          13886
        Nov 97                          14706
        May 98                          15190

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+The L5MB and the L7MB have been adjusted to reflect reinvestment of dividends on securities in the index. The L5MB and the L7MB are not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.

The performance of the graph begins on 12/31/91. Effective April 3, 1998, the Monitor Michigan Tax-Free Fund became the successor by reorganization to the FMB Michigan Tax-Free Bond Fund.

* The Fund's performance assumes the reinvestment of all dividends and distributions.

** Represents a hypothetical investment of $10,000 in the Fund after deducting the sales load of 4.75% which was in effect as of 12/31/91 ($10,000 investment minus $475 sales load = $9,525). The Fund's performance assumes the reinvestment of all dividends and distributions. Beginning April 6, 1998 the current sales load of 2.00% has been waived. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

 Intermediate Government Income Fund                            As of 5/31/98

MANAGEMENT DISCUSSION AND ANALYSIS

  Duane Carpenter, portfolio manager, is an Assistant Vice President of the Trust division of The Huntington National Bank, and is responsible for the investment management activities of the Monitor Michigan Tax-Free Fund and the Monitor Intermediate Government Income Fund. Duane is a graduate of Hope College in Holland, Michigan. Here are Duane's comments on the Monitor Intermediate Government Income Fund (the Fund):

  "The total return of the Fund for the six-month period ended May 31, 1998 was 3.33% (Trust Shares); and 3.31% (Investment Shares) as compared to 3.63% for its benchmark, the Lehman Intermediate Government/Corporate Bond Index.

  Lower inflation and concerns over the economic crisis in Asia have caused taxable interest rates to decline over the last six months, while the Federal Reserve has held short term rates steady at 5.50%. With a relatively flat yield curve, there is not much yield incentive to extend the average maturity of the portfolio.

  The decline in rates caused some of our mortgage-backed issues to prepay more quickly, and increased the likelihood that our callable issues would be called prior to maturity. This activity has shortened the average maturity of the Fund. Our current strategy is focused on maintaining our average maturity near the short end of our stated target range of three to ten years. This will allow the Fund to increase in value should rates continue to decline, but will limit the negative effect on the Fund's net asset value should rates rebound in the second half of the year."

  COMPARISONS OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE MONITOR
      INTERMEDIATE GOV'T INCOME FUND, TRUST SHARES OR INVESTMENT SHARES, VERSUS THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX (LIGC)+

MONITOR INTERMEDIATE GOV'T. INCOME FUND, TRUST CLASS

        Dec 91                          10000
        Nov 92                          10519
        Nov 93                          11507
        Nov 94                          11269
        Nov 95                          12693
        Nov 96                          13324
        Nov 97                          14160
        May 98                          14631

MONITOR INTERMEDIATE GOV'T. INCOME FUND, INVESTMENT CLASS

        Dec 91                           9525
        Nov 92                          10006
        Nov 93                          10955
        Nov 94                          10718
        Nov 95                          12071
        Nov 96                          12651
        Nov 97                          13408
        May 98                          13852

LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX

        Dec 91                          10000
        Nov 92                          10575
        Nov 93                          11604
        Nov 94                          11393
        Nov 95                          13046
        Nov 96                          13807
        Nov 97                          14681
        May 98                          15214

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not obligations of or guaranteed by any bank and are not federally insured.

+The LIGC has been adjusted to reflect reinvestment of dividends on securities in the index. The LIGC is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

The performance in the graph begins on 12/31/91. Effective April 3, 1998, the Monitor Intermediate Government Income Fund became the successor by reorganization to the FMB Intermediate Government Income Fund.

*The Fund's performance assumes the reinvestment of all dividends and distributions.

**Represents a hypothetical investment of $10,000 in the Fund after deducting the sales load of 4.75% in effect as of 12/31/91 ($10,000 investment minus $475 sales load = $9,525). The Fund's performance assumes the reinvestment of all dividends and distributions.

Beginning April 6, 1998 the current sales load of 2.00% has been waived. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

 Portfolio of Investments
                                                                      ---------
THE MONITOR MICHIGAN TAX-FREE FUND                                  May 31, 1998

-------------------------------------------
 PRINCIPAL                           MARKET
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 MUNICIPAL SECURITIES - 98.0%
-------------------------------------------
   $335    Ann Arbor, Sewer
            Disposal Project,
            Series 12, RB, 6.950%,
            07/01/03                  $370
-------------------------------------------
    150    Bay County, West Side
            Regional, Sewer
            Disposal System, RB,
            6.400%, 05/01/01           154
-------------------------------------------
    710    Ann Arbor, Water Supply
            System, Series T,
            MBIA, RB, 7.375%,
            02/01/03                   803
-------------------------------------------
    475    Bryon Center, Public
            Schools, GO, 4.800%,
            05/01/11                   477
-------------------------------------------
    305    Bryon Center, Public
            Schools, GO, 4.900%,
            05/01/12                   306
-------------------------------------------
    500    Cadillac, Public
            Schools, FGIC, GO,
            5.375%, 05/01/10           524
-------------------------------------------
    230    Cedar Springs,
            Unlimited Tax, GO,
            4.850%, 05/01/12           230
-------------------------------------------
    500    Chelsea, SDA, FGIC, GO,
            5.500%, 05/01/08           533
-------------------------------------------
    200    Clio, SDA, GO, 7.200%,
            05/01/01                   207
-------------------------------------------
    250    Dearborn, EDA, Oakwood
            Group Project, Series
            A, MBIA, RB,
            Pre-refunded at 102,
            6.550%, 08/15/01 (a)       273
-------------------------------------------
    500    Dearborn, SDA, GO,
            5.250%, 05/01/06           524
-------------------------------------------
    250    Detroit, SDA, AMBAC,
            GO, Pre-refunded at
            102, 7.100%, 05/01/01
            (a)                        275
-------------------------------------------
    500    Detroit, Sewer
            Disposal, MBIA, RB,
            5.000%, 07/01/11           525
-------------------------------------------
    500    Detroit, Sewer Disposal
            Project, MBIA, RB,
            Pre-refunded at 101.5,
            7.125%, 07/01/99 (a)       507
-------------------------------------------
    500    Fowlerville, Community,
            SDA, MBIA, GO, 5.350%,
            05/01/10                   526
-------------------------------------------
    500    Gaylord, Community
            School Project, GO,
            Pre-refunded at 102,
            6.600%, 05/01/02 (a)       552
-------------------------------------------
    545    Grand Rapids, Downtown
            Development Authority,
            MBIA, TA, 6.600%,
            06/01/08                   615
-------------------------------------------
    500    Grand Rapids,
            Sanitation and Sewer
            Authority, Improvement
            Project, RB, 6.875%,
            01/01/10                   531
-------------------------------------------
    500    Grand Rapids, Water
            Supply Authority,
            FGIC, RB, 6.625%,
            01/01/08                   536
-------------------------------------------
    310    Grandville, Public SDA,
            FGIC, GO, 6.000%,
            05/01/05                   340
-------------------------------------------
    500    Grosse Ile Township,
            SDA, FGIC, GO, 5.600%,
            05/01/10                   546
-------------------------------------------
    500    Harrison, Community
            School Project, AMBAC,
            GO, 5.800%, 05/01/05       543
-------------------------------------------
    400    Holland, Electric
            Authority, RB, Pre-
            refunded at 100,
            6.500%, 07/01/99 (a)       411
-------------------------------------------
    655    Holland, Water Supply
            System, Series A, RB,
            5.250%, 07/01/12           675
-------------------------------------------
    500    Huron Valley, SDA,
            FGIC, GO, 5.450%,
            05/01/08                   534
-------------------------------------------
    500    Jenison, Michigan
            Public School
            Authority, FGIC, GO,
            5.400%, 05/01/08           533
-------------------------------------------
    500    Kalamazoo, HFA, Borgess
            Medical Center
            Project, Series A,
            FGIC, RB, 6.250%,
            07/01/04                   512
-------------------------------------------
    500    Kenowa Hills, Public
            Schools, MBIA, GO,
            5.500%, 05/01/08           533
-------------------------------------------
    500    Kent County, Building
            Authority, GO, 6.000%,
            12/01/09                   515
-------------------------------------------
     90    Kent, HFA, Blodgett
            Memorial Medical
            Center Project, Series
            A, RB, 6.875%,
            07/01/99                    93
-------------------------------------------
    500    Kent, HFA, Blodgett
            Memorial Hospital
            Project, MBIA, RB,
            5.750%, 07/01/09           508
-------------------------------------------

--------------------------------------------------------------------------------

 PRINCIPAL                           MARKET
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 MUNICIPAL SECURITIES - (CONTINUED)
-------------------------------------------
   $200    Kent, HFA, Mary Free
            Hospital Project,
            Series A, RB, 6.500%,
            04/01/05                  $211
-------------------------------------------
    500    Kent, HFA, Pine Rest
            Christian Hospital
            Project, FGIC, RB,
            6.500%, 11/01/10           544
-------------------------------------------
    780    Lake Orion, Community
            School District, GO,
            4.950%, 05/01/11           790
-------------------------------------------
    500    Lake Shore, Public
            Schools, Macomb
            County, GO, 5.400%,
            05/01/12                   522
-------------------------------------------
    525    Lansing, Building
            Authority, GO, ETM,
            7.150%, 06/01/03           565
-------------------------------------------
    350    Lenawee County,
            Building Authority,
            Human Services
            Project, AMBAC, GO,
            6.000%, 05/01/09           381
-------------------------------------------
    500    Lincoln Park, SDA,
            FGIC, GO, 5.500%,
            05/01/06                   536
-------------------------------------------
    200    Macomb County, Waste
            Water Disposal
            Project, GO, 6.500%,
            11/01/99                   204
-------------------------------------------
    110    Mancelona, Public
            Schools, GO, 5.200%,
            05/01/12                   112
-------------------------------------------
    500    Mattawan, SDA, GO,
            6.400%, 05/01/09           542
-------------------------------------------
    500    Michigan State Building
            Authority, AMBAC, GO,
            6.750%, 10/01/07           545
-------------------------------------------
   1000    Michigan State
            Environmental
            Protection Program,
            GO, Pre-refunded at
            102, 6.250%, 11/01/02
            (a)                      1,100
-------------------------------------------
    350    Michigan State, HEA,
            Hope College Project,
            Series B, RB, 5.900%,
            04/01/09                   365
-------------------------------------------
    500    Michigan State, HEA,
            Student Loan, Series
            13, AMBAC, RB, 5.700%,
            04/01/02                   522
-------------------------------------------
    300    Michigan State, HFA,
            Central Michigan
            Community Hospital,
            Series A, RB, 5.750%,
            10/01/02                   311
-------------------------------------------
    500    Michigan State, HFA,
            Daughters Charity
            Project, RB, 5.500%,
            11/01/05                   531
-------------------------------------------
    500    Michigan State, HFA,
            Detroit Medical Center
            Project, Series A, RB,
            6.375%, 08/15/09           539
-------------------------------------------
    750    Michigan State, HFA,
            Holland Community
            Hospital Project, RB,
            5.250%, 01/01/08           760
-------------------------------------------
    500    Michigan State, HFA,
            Mercy Health Services,
            Series Q, AMBAC, RB,
            5.100%, 08/15/07           519
-------------------------------------------
    660    Michigan State, HFA,
            Otsego Memorial
            Hospital Project, RB,
            6.000%, 01/01/09           700
-------------------------------------------
    615    Michigan State, HFA,
            Sparrow Obligated
            Group Project, MBIA,
            RB, 6.300%, 11/15/03       664
-------------------------------------------
    200    Michigan State, HFA,
            Saint John Hospital
            Project, Series A,
            AMBAC, RB, 5.750%,
            05/15/04                   214
-------------------------------------------
    420    Michigan State Housing
            Development Authority,
            Walled Lake Villa
            Project, FSA, RB,
            5.850%, 04/15/07           456
-------------------------------------------
    235    Michigan State Public
            Power Agency, Campbell
            Project, AMBAC, RB,
            Pre-refunded at 100,
            6.400%, 01/01/99 (a)       239
-------------------------------------------
    400    Michigan State
            Strategic Fund,
            Lutheran Social
            Services Project, RB,
            5.200%, 09/01/04           417
-------------------------------------------
    435    Northern Michigan
            University, AMBAC, RB,
            5.500%, 12/01/09           459
-------------------------------------------
    500    Oakland County, EDA,
            Cranbrock Elderly
            Community Project, RB,
            6.375%, 11/01/14           558
-------------------------------------------
    500    Oakland County, Sewer
            Revenue, 6.250%,
            11/01/06                   519
-------------------------------------------
    500    Ottawa County, Holland
            Township Extension,
            GO, 6.800%, 08/01/05       539
-------------------------------------------
    500    Paw Paw, Public School
            District, FGIC, GO,
            6.500%, 05/01/09           585
-------------------------------------------

                                                                      ---------
THE MONITOR MICHIGAN TAX-FREE FUND                                  May 31, 1998

-------------------------------------------
 PRINCIPAL                           MARKET
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 MUNICIPAL SECURITIES - (CONTINUED)
-------------------------------------------
   $150    Rochester Hills, SDA,
            GO, Pre-refunded at
            100, 6.500%, 05/01/07
            (a)                       $163
-------------------------------------------
    465    Rochester Hills, Series
            B, GO, Pre-refunded at
            102, 6.600%, 11/01/98
            (a)                        480
-------------------------------------------
    200    Rochester Hills,
            Transportation Fund,
            GO, 6.250%, 08/01/05       205
-------------------------------------------
    500    Rockford, Public School
            Authority, GO, 5.600%,
            05/01/05                   531
-------------------------------------------
    640    Saginaw Valley State
            University, RB,
            5.000%, 07/01/12           645
-------------------------------------------
    865    Saginaw Water
            Authority, RB, 6.000%,
            07/01/07                   900
-------------------------------------------
    500    Saint Joseph, Mercy
            Memorial Medical
            Center, AMBAC, RB,
            5.125%, 01/01/09           514
-------------------------------------------
    230    Saranac, SDA, GO,
            5.700%, 05/01/07           246
-------------------------------------------
    400    Troy Downtown
            Development Authority,
            Series A, TA, RB,
            6.100%, 11/01/10           444
-------------------------------------------
    250    University of Michigan,
            Series A, HRB, 5.700%,
            12/01/04                   267
-------------------------------------------
    300    University of Michigan,
            Series A-1, HRB,
            5.250%, 12/01/10           310
-------------------------------------------

-------------------------------------------

 PRINCIPAL                           MARKET
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 MUNICIPAL SECURITIES - (CONTINUED)
-------------------------------------------
   $500    University of
            Michigan, Major
            Capital Projects, RB,
            5.800%, 04/01/10           $534
-------------------------------------------
    500    Utica, Community
            Schools Project, GO,
            5.700%, 05/01/06            537
-------------------------------------------
    200    Walled Lake, SDA, GO,
            Pre-refunded, at 102,
            6.500%, 05/01/99 (a)        209
-------------------------------------------
    500    Warren, SDA, GO, Pre-
            refunded at 102,
            6.700%, 05/01/01 (a)        545
-------------------------------------------
    405    Warren, Transportation
            Fund, GO, 5.000%,
            06/01/07                    414
-------------------------------------------
    500    West Ottawa, Public
            School District,
            FGIC, GO, 5.400%,
            05/01/09                    531
-------------------------------------------
 TOTAL MUNICIPAL SECURITIES
  (IDENTIFIED COST $34,842)          36,635
-------------------------------------------
 CASH EQUIVALENT - 1.0%
-------------------------------------------
    403    Federated Michigan
            Municipal Cash Trust
            (identified cost
            $403)                       403
-------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED
  COST $35,245)                     $37,038
-------------------------------------------

See Notes To Portfolios of Investments.
-------------------------------------------
                                                                      ---------
THE MONITOR INTERMEDIATE GOVERNMENT INCOME FUND                     May 31, 1998

 PRINCIPAL                           MARKET
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 GOVERNMENT MORTGAGE-BACKED AGENCIES -
  13.1%
-------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORP. - 0.9%
     $89   Pool# 214693, 9.000%,
            12/01/01                    $92
     889   Pool# C90005, 8.000%,
            01/01/13                    923
-------------------------------------------
                                      1,015
-------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORP. -
  REMIC - 6.0%
     301   Series 1183, 7.338%,
            01/15/99                    300
     188   Series 1204, 7.000%,
            11/15/05                    188
   1,000   Series 23, 5.500%,
            08/25/16                    991
     658   Series 1290, 7.500%,
            11/15/17                    663
     989   Series 1199, 7.150%,
            07/15/18                    991
   4,060   Series 1502, 6.250%,
            01/15/19                  4,031
-------------------------------------------
                                      7,164
-------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION -
  1.3%
      75   Pool# 50469, 8.000%,
            07/01/98                     76
      20   Pool# 50598, 8.500%,
            10/01/98                     21
      42   Pool# 50509, 8.500%,
            11/01/98                     44
   1,323   Pool# 124308, 7.500%,
            05/01/07                  1,363
-------------------------------------------
                                      1,504
-------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION -
  REMIC - 4.9%
   1,029   Series 1992-113,
            7.500%, 07/25/02          1,047
     659   Series 1992-78, 7.500%,
            12/25/05                    662
     652   Series 1992-417,
            6.750%, 06/25/18            652
   1,000   Series 1993-56, 6.350%,
            07/25/18                  1,001
      13   Series 1992-79, 7.000%,
            10/25/18                     13
   2,475   Series 1992-210,
            6.500%, 03/25/19          2,472
-------------------------------------------
                                      5,847
-------------------------------------------
 TOTAL GOVERNMENT MORTGAGE-BACKED
  AGENCIES
  (IDENTIFIED COST $15,514)          15,530
-------------------------------------------
 GOVERNMENT AGENCIES - 38.9%
-------------------------------------------
 FEDERAL HOME LOAN BANK - 10.1%
   2,000   6.125%, 09/20/00           2,017
   2,000   6.020%, 09/06/01           2,000
   1,000   6.480%, 01/08/02           1,009
   3,000   6.330%, 12/03/02           3,014

-------------------------------------------

 PRINCIPAL                    MARKET
 AMOUNT                        VALUE
 (000)                         (000)
------------------------------------
 GOVERNMENT AGENCIES (CONTINUED)
------------------------------------
  $2,000   6.030%, 04/17/03   $2,001
   2,000   5.880%, 04/15/08    2,010
------------------------------------
                              12,051
------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORP. -
  11.8%
   1,000   6.600%, 11/12/99    1,012
   1,000   6.550%, 01/04/00    1,013
   1,500   7.140%, 07/31/02    1,503
   2,500   6.120%, 01/21/03    2,500
   1,000   6.550%, 04/02/03    1,000
   2,000   6.830%, 06/15/05    2,029
   2,000   7.000%, 07/06/05    2,037
   3,000   6.540%, 11/06/07    3,041
------------------------------------
                              14,135
------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIA-
 TION - 4.3%
   2,000   7.000%, 05/10/01    2,023
   2,000   7.550%, 04/22/02    2,125
   1,000   6.330%, 10/02/02    1,007
------------------------------------
                               5,155
------------------------------------
 FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - MEDIUM TERM
  NOTES - 12.7%
   3,000   6.330%, 11/03/00    3,003
   2,000   5.790%, 01/22/01    1,990
   1,000   6.630%, 06/05/01    1,012
   1,000   6.500%, 12/27/01    1,010
   2,000   7.090%, 10/13/05    2,003
   4,000   6.880%, 11/20/06    4,099
   1,000   6.240%, 01/14/08    1,001
   1,120   6.170%, 01/15/08    1,115
------------------------------------
                              15,233
------------------------------------
 TOTAL GOVERNMENT AGENCIES
  (IDENTIFIED COST $46,104)   46,574
------------------------------------

                                                                      ---------
THE MONITOR INTERMEDIATE GOVERNMENT INCOME FUND                     May 31, 1998

------------------------------------
 PRINCIPAL                    MARKET
 AMOUNT                        VALUE
 (000)                         (000)
------------------------------------
 U.S. TREASURY NOTES - 45.2%
------------------------------------
 U.S. TREASURY NOTES
  $4,000   8.250%, 07/15/98   $4,016
   2,000   6.375%, 01/15/99    2,011
   2,000   6.875%, 08/31/99    2,032
   1,000   7.875%, 11/15/99    1,032
   2,000   6.250%, 05/31/00    2,027
   2,000   5.625%, 11/30/00    2,004
   2,000   8.000%, 05/15/01    2,131
   2,000   7.875%, 08/15/01    2,132
   1,000   6.250%, 10/31/01    1,020
   1,000   7.500%, 11/15/01    1,059
   1,000   6.250%, 02/28/02    1,022
   2,000   5.750%, 08/15/03    2,016
   3,000   5.875%, 02/15/04    3,044
   2,000   7.250%, 05/15/04    2,165
   2,000   7.875%, 11/15/04    2,241
   2,000   7.500%, 02/15/05    2,207
   2,000   6.500%, 05/15/05    2,100
   2,000   6.500%, 08/15/05    2,102
   2,000   5.875%, 11/15/05    2,028

-------------------------------------------
 PRINCIPAL                           MARKET
 AMOUNT                               VALUE
 (000)                                (000)
-------------------------------------------
 U.S. TREASURY NOTES (CONTINUED)
-------------------------------------------
  $4,000   5.625%, 02/15/06          $3,996
   2,000   6.875%, 05/15/06           2,154
   2,000   7.000%, 07/15/06           2,172
   1,000   6.500%, 10/15/06           1,055
   2,000   6.250%, 02/15/07           2,082
   2,000   6.625%, 05/15/07           2,133
   2,000   6.125%, 08/15/07           2,066
-------------------------------------------
 TOTAL U.S. TREASURY NOTES
  (IDENTIFIED COST $52,359)          54,047
-------------------------------------------
 REPURCHASE AGREEMENT - 1.6%
   1,889   Morgan Stanley & Co.
            Inc., dated 5/29/98,
            5.500%, due
            06/01/98, repurchase
            price $1,889,100
            (collateralized by
            U.S. Treasury
            obligations, total
            par value
            $1,685,000, 8.375%,
            08/15/08; total
            market value
            $1,932,355)               1,889
-------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED
  COST $115,866)                   $118,040
-------------------------------------------

See Notes To Portfolios of Investments.

 Notes to Portfolios of Investments

(a) Pre-refunded Security--The maturity date shown represents the pre-refunded date.

The following abbreviations are used in these Portfolios of Investments:

AMBAC--American Municipal Bond Assurance Corporation
                                            HRB--Hospital Revenue Bonds
ETM--Escrowed to Maturity                   MBIA--Municipal Bond Investors
EDA--Economic Development Authority         Assurance
FGIC--Financial Guaranty Insurance Company  RB--Revenue Bond
FSA--Financial Security Assurance           REMIC--Real Estate Mortgage
GO--General Obligation                      Investment Conduit
HEA--Higher Education Authority             SDA--School District Authority
HFA--Hospital Finance Authority             TA--Tax Allocation
The categories of investments are shown as a percentage of net assets.

The following is a summary of investment information as of May 31, 1998. (000)

                             COST OF
                           INVESTMENTS   NET UNREALIZED    GROSS        GROSS
                         FOR FEDERAL TAX APPRECIATION/   UNREALIZED   UNREALIZED    TOTAL
MONITOR FUNDS               PURPOSES      DEPRECIATION  APPRECIATION DEPRECIATION NET ASSETS
--------------------------------------------------------------------------------------------
Michigan Tax-Free Fund..     $35,245         1,793         1,793         --         37,386
Intermediate Government
 Income Fund............     115,866         2,174         2,240         (66)      119,534
--------------------------------------------------------------------------------------------

 (See Notes which are an integral part of the Financial Statements)

CONCENTRATION OF CREDIT RISK

The Monitor Michigan Tax-Free Fund invests in debt instruments of primarily Michigan Municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Fund invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At May 31, 1998, the percentage of portfolio investments by each revenue source were as follows:

                       THE MONITOR MICHIGAN TAX-FREE FUND

             Revenue Bonds:
              Health Care Bonds.................. 22.8%
              Higher Education Bonds.............  6.8%
              Housing Bonds......................  1.2%
              Industrial Bonds...................  3.9%
              Transportation Bonds...............  0.6%
              Utility Bonds...................... 16.6%
             General Obligations................. 47.0%
             Cash Equivalents....................  1.1%

 Statements of Assets & Liabilities
MAY 31, 1998
(All numbers in thousands except net asset values)

                                                     MONITOR         MONITOR
                                                     MICHIGAN     INTERMEDIATE
                                                     TAX-FREE   GOVERNMENT INCOME
                                                       FUND           FUND
---------------------------------------------------------------------------------
 ASSETS:
 Investments at value..............................  $37,038        $116,151
 Investments in repurchase agreements..............      --            1,889
 Cash..............................................        4             --
 Dividends and interest receivable.................      447           1,602
 Receivable for investments sold...................      --                4
 Deferred expenses.................................        1               1
---------------------------------------------------------------------------------
  Total assets.....................................   37,490         119,647
---------------------------------------------------------------------------------
 LIABILITIES:
 Payable for Fund shares redeemed..................      --               19
 ACCRUED EXPENSES:
 Investment advisory fees..........................       14              46
 Administrative personnel and services.............        3              10
 Custodian and recordkeeping fees and expenses.....       13              12
 Distribution service fees -- Investment Shares....        5               2
 Other.............................................       69              24
---------------------------------------------------------------------------------
  Total liabilities................................      104             113
---------------------------------------------------------------------------------
 NET ASSETS:
 Paid-in-capital...................................   35,600         118,799
 Net unrealized appreciation of investments........    1,793           2,174
 Accumulated net realized (loss) on investments....      (71)         (1,712)
 Undistributed net investment income...............       64             273
---------------------------------------------------------------------------------
  Total Net Assets.................................   37,386         119,534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 NET ASSETS:
 Trust Shares......................................   27,440         116,317
 Investment Shares.................................    9,946           3,217
---------------------------------------------------------------------------------
 NET ASSET VALUE AND REDEMPTION PROCEEDS PER SHARE:
 Trust Shares......................................  $ 10.97        $  10.23
 Investment Shares.................................  $ 10.97        $  10.24
---------------------------------------------------------------------------------
 OFFERING PRICE PER SHARE:
 Trust Shares......................................  $ 10.97        $  10.23
 Investment Shares.................................  $ 11.19**      $  10.45**
---------------------------------------------------------------------------------
 SHARES OUTSTANDING:
 Trust Shares......................................    2,502          11,367
 Investment Shares.................................      907             314
---------------------------------------------------------------------------------
 Total shares outstanding ($0.001 par value).......    3,409          11,681
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Investments, at identified cost...................  $35,245        $115,866
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

**Computation of Offering price: 100/98 of net asset value.
(See Notes which are an integral part of the Financial Statements)

 Statements of Operations

                                     MONITOR MICHIGAN     MONITOR INTERMEDIATE
                                      TAX-FREE FUND      GOVERNMENT INCOME FUND
                                  *SIX MONTHS            *SIX MONTHS
                                     ENDED    YEAR ENDED    ENDED    YEAR ENDED
                                    MAY 31,    NOV. 30,    MAY 31,    NOV. 30,
                                     1998        1997       1998        1997
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest income................     $944       $1,825     $3,803      $7,646
-------------------------------------------------------------------------------
 Total income...................      944        1,825      3,803       7,646
-------------------------------------------------------------------------------
EXPENSES:
 Investment advisory fees.......       93          186        276         514
 Administrative personnel and
  services......................       31           68        102         228
 Custodian and recordkeeping
  fees and expenses.............        3           10         20           8
 Transfer and dividend
  disbursing agent fees and
  expenses......................       16           38         34          77
 Fund share registration costs..        1            5          2           5
 Auditing fees..................        1            7        --           23
 Legal fees.....................        5            5        --           18
 Trustees' fees.................        3            2          7           6
 Printing and postage...........        1            7         12          14
 Insurance premiums.............        2            2          1           1
 Distribution services fees --
   Investment Shares............       16           32          5          15
 Miscellaneous..................        3            8          5           4
-------------------------------------------------------------------------------
 Total expenses.................      175          370        464         913
-------------------------------------------------------------------------------
Deduct--
 Waiver of investment advisory
  fees..........................      (26)         (89)        (9)        --
 Waiver of distribution services
  fees..........................       (3)          (9)        (1)         (4)
-------------------------------------------------------------------------------
NET EXPENSES....................      146          272        454         909
-------------------------------------------------------------------------------
NET INVESTMENT INCOME...........      798        1,553      3,349       6,737
-------------------------------------------------------------------------------
Realized and Unrealized Gain
 (Loss) on Investments:
Net realized gain (loss) on in-
 vestments (identified cost ba-
 sis)...........................      --            31         (4)         51
Net change in unrealized appre-
 ciation on investments.........      191          297        528         258
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..........      191          328        524         309
-------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS................     $989       $1,881     $3,873      $7,046
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements) *This period reflects combined operations for the period prior to and subsequent to the reorganization referred to in Note (1) Organization.

 Statements of Changes In Net Assets
(All numbers in thousands)

                                MONITOR MICHIGAN              MONITOR INTERMEDIATE
                                  TAX-FREE FUND              GOVERNMENT INCOME FUND
                          *SIX MONTHS   YEAR      YEAR    *SIX MONTHS   YEAR      YEAR
                             ENDED     ENDED     ENDED       ENDED     ENDED     ENDED
                            MAY 31,   NOV. 30,  NOV. 30,    MAY 31,   NOV. 30,  NOV. 30,
                             1998       1997      1996       1998       1997      1996
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS--
Net investment income       $   798   $ 1,553   $ 1,496    $  3,349   $  6,737  $  6,868
Net realized gain (loss)
 on investment
 transactions                   --         31        13          (4)        51        43
Change in net unrealized
 appreciation of
 investments                    191       297       (28)        528        258    (1,236)
-----------------------------------------------------------------------------------------
 Change in net assets
  resulting from
  operations                    989     1,881     1,481       3,873      7,046     5,675
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM--
Net investment income:
 Trust Shares                  (541)   (1,147)   (1,010)     (2,988)    (6,370)   (6,645)
 Investment Shares             (193)     (408)     (484)        (84)      (244)     (351)
-----------------------------------------------------------------------------------------
 Change in net assets
  from distributions to
  shareholders                 (734)   (1,555)   (1,494)     (3,072)    (6,614)   (6,996)
-----------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS--
Trust Shares:
 Proceeds from Shares
  Issued                      4,477     4,758     4,811      12,229     24,530    22,554
 Reinvestment of
  Distributions                   7       --        --           83          4       --
 Cost of Shares Redeemed     (2,184)   (3,128)   (2,469)    (11,835)   (17,950)  (27,917)
-----------------------------------------------------------------------------------------
Total Trust Shares
 Transactions                 2,300     1,630     2,342         477      6,584    (5,363)
-----------------------------------------------------------------------------------------
Investment Shares:
 Proceeds from Shares
  Issued                      1,116     1,729     1,348          22        104       203
 Reinvestment of
  Distributions                 172       301       373          78        193       276
 Cost of Shares Redeemed       (837)   (1,738)   (5,237)       (426)    (2,008)   (2,774)
-----------------------------------------------------------------------------------------
Total Investment Shares
 Transactions                   451       292    (3,516)       (326)    (1,711)   (2,295)
-----------------------------------------------------------------------------------------
Change in net assets
 from Fund shares
 transactions                 2,751     1,922    (1,174)        151      4,873    (7,658)
-----------------------------------------------------------------------------------------
Total change in Net
 Assets                       3,006     2,248    (1,187)        952      5,305    (8,979)
-----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period          34,380    32,132    33,319     118,582    113,277   122,256
-----------------------------------------------------------------------------------------
End of period               $37,386   $34,380   $32,132    $119,534   $118,582  $113,277
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
SHARES ISSUED AND
 REDEEMED--
Trust Shares:
 Shares issued                  409       443       453       1,198      2,439     2,234
 Reinvestment of
  Distributions                   1         0       --            8          0       --
 Shares redeemed               (200)     (290)     (232)     (1,160)    (1,784)   (2,767)
-----------------------------------------------------------------------------------------
Total Trust Shares
 Transactions                   210       153       221          46        655      (533)
-----------------------------------------------------------------------------------------
Investment Shares:
 Shares issued                  101       161       126           2         10        22
 Reinvestment of
  Distributions                  16        28        37           8         19        27
 Shares redeemed                (76)     (162)     (493)        (42)      (200)     (275)
-----------------------------------------------------------------------------------------
Total Investment Shares
 Transactions                    41        27      (330)        (32)      (171)     (226)
-----------------------------------------------------------------------------------------
Net change in Fund share
 transactions                   251       180      (109)         14        484      (759)
-----------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements) *This period reflects combined operations for the period prior to and subsequent to the reorganization referred to in Note (1) Organization.

                      [This Page Intentionally Left Blank]

 Financial Highlights
(For a share outstanding throughout the period)

                                                                              DISTRIBUTIONS TO
                                    NET REALIZED             DISTRIBUTIONS TO   SHAREHOLDERS
              NET ASSET                 AND                    SHAREHOLDERS       FROM NET
               VALUE,      NET       UNREALIZED   TOTAL FROM     FROM NET      REALIZED GAIN
YEAR ENDED    BEGINNING INVESTMENT GAIN/(LOSS) ON INVESTMENT    INVESTMENT     ON INVESTMENT
NOVEMBER 30,  OF PERIOD   INCOME    INVESTMENTS   OPERATIONS      INCOME        TRANSACTIONS
----------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR MICHIGAN TAX-FREE FUND
1998(a)        $10.89      0.25         0.06         0.31         (0.23)             --
1997           $10.79      0.50         0.10         0.60         (0.50)             --
1996           $10.79      0.50          --          0.50         (0.50)             --
1995           $ 9.97      0.49         0.82         1.31         (0.49)             --
1994           $10.61      0.47        (0.63)       (0.16)        (0.47)           (0.01)
1993           $10.24      0.49         0.37         0.86         (0.49)             --
THE MONITOR INTERMEDIATE GOVERNMENT INCOME FUND
1998(a)        $10.16      0.29         0.04         0.33         (0.26)             --
1997           $10.13      0.59         0.02         0.61         (0.58)             --
1996           $10.24      0.59        (0.10)        0.49         (0.60)             --
1995           $ 9.66      0.61         0.58         1.19         (0.61)             --
1994           $10.46      0.57        (0.80)       (0.23)        (0.57)             --
1993           $10.10      0.59         0.36         0.95         (0.59)             --
INVESTMENT SHARES
THE MONITOR MICHIGAN TAX-FREE FUND
1998(a)        $10.89      0.24         0.06         0.30         (0.22)             --
1997           $10.79      0.47         0.10         0.57         (0.47)             --
1996           $10.79      0.48          --          0.48         (0.48)             --
1995           $ 9.97      0.49         0.82         1.31         (0.49)             --
1994           $10.61      0.47        (0.63)       (0.16)        (0.47)           (0.01)
1993           $10.24      0.49         0.37         0.86         (0.49)             --
THE MONITOR INTERMEDIATE GOVERNMENT INCOME FUND
1998(a)        $10.16      0.28         0.05         0.33         (0.25)             --
1997           $10.13      0.57         0.02         0.59         (0.56)             --
1996           $10.24      0.57        (0.10)        0.47         (0.58)             --
1995           $ 9.66      0.61         0.58         1.19         (0.61)             --
1994           $10.46      0.57        (0.80)       (0.23)        (0.57)             --
1993           $10.10      0.59         0.36         0.95         (0.59)             --
----------------------------------------------------------------------------------------------

(a) Six months ended May 31, 1998.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Expense ratios reflect the operating expenses in effect during the period prior to and subsequent to the reorganization referred to in Notes (1) Organization.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(e) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

                                         RATIO TO AVERAGE NET ASSETS
               NET ASSET           ----------------------------------------  NET ASSETS,
                VALUE,                            NET       EXPENSE WAIVER     END OF     PORTFOLIO
    TOTAL       END OF     TOTAL               INVESTMENT     REDUCTION/       PERIOD     TURNOVER
DISTRIBUTIONS   PERIOD   RETURN(B) EXPENSES(C)   INCOME    REIMBURSEMENT(D) (000 OMITTED)   RATE
---------------------------------------------------------------------------------------------------
   (0.23)       $10.97     2.86%      0.75%(e)   4.55%(e)       0.14%(e)      $ 27,440        2%
   (0.50)       $10.89     5.73%      0.73%      4.66%          0.27%         $ 24,954        7%
   (0.50)       $10.79     4.78%      0.68%      4.72%          0.37%         $ 23,082       16%
   (0.49)       $10.79    13.21%      0.70%      4.62%          0.48%         $ 20,700       35%
   (0.48)       $ 9.97    (1.49%)     0.51%      4.50%          0.68%         $ 15,495       22%
   (0.49)       $10.61     8.53%      0.35%      4.59%          1.03%         $ 11,779       13%
   (0.26)       $10.23     3.33%      0.76%(e)   5.67%(e)       0.02%(e)      $116,317       14%
   (0.58)       $10.16     6.27%      0.79%      5.91%           -- %         $115,064       28%
   (0.60)       $10.13     4.97%      0.79%      5.89%           -- %         $108,047       16%
   (0.61)       $10.24    12.64%      0.78%      6.09%           -- %         $114,646       27%
   (0.57)       $ 9.66    (2.23%)     0.83%      6.45%          0.02%         $115,449       20%
   (0.59)       $10.46     9.60%      0.50%      5.66%          0.28%         $105,820       17%
   (0.22)       $10.97     2.75%      1.00%(e)   4.30%(e)       0.21%(e)      $  9,946        2%
   (0.47)       $10.89     5.47%      0.98%      4.41%          0.37%         $  9,426        7%
   (0.48)       $10.79     4.61%      0.84%      4.55%          0.56%         $  9,050       16%
   (0.49)       $10.79    13.21%      0.70%      4.62%          0.48%         $ 12,619       35%
   (0.48)       $ 9.97    (1.49%)     0.51%      4.50%          0.68%         $ 12,249       22%
   (0.49)       $10.61     8.53%      0.35%      4.59%          1.03%         $ 14,771       13%
   (0.25)       $10.24     3.31%      1.01%(e)   5.42%(e)       0.09%(e)      $  3,217       14%
   (0.56)       $10.16     5.99%      1.04%      5.66%          0.10%         $  3,518       28%
   (0.58)       $10.13     4.80%      0.95%      5.73%          0.19%         $  5,230       16%
   (0.61)       $10.24    12.64%      0.78%      6.09%           -- %         $  7,610       27%
   (0.57)       $ 9.66    (2.23%)     0.83%      6.45%          0.02%         $  9,718       20%
   (0.59)       $10.46     9.60%      0.50%      5.66%          0.28%         $ 10,872       17%
---------------------------------------------------------------------------------------------------

 Combined Notes to Financial Statements
MAY 31, 1998

(1) ORGANIZATION

The Monitor Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified and three non-diversified portfolios. The following Portfolios comprise the Trust:

 The Monitor Money Market Fund ("Money Market")
 The Monitor Ohio Municipal Money Market Fund ("Ohio Municipal Money Market")* The Monitor U.S. Treasury Money Market Fund ("U.S. Treasury Money Market") The Monitor Growth Fund ("Growth")
 The Monitor Income Equity Fund ("Income Equity")
 The Monitor Michigan Tax-Free Fund ("Michigan Tax-Free")*+
 The Monitor Ohio Tax-Free Fund ("Ohio Tax-Free")*
 The Monitor Fixed Income Securities Fund ("Fixed Income")
 The Monitor Mortgage Securities Fund  ("Mortgage Securities")
 The Monitor Short/Intermediate Fixed Income Securities Fund
  ("Short/Intermediate Fixed Income")
 The Monitor Intermediate Government Income Fund
  ("Intermediate Government Income")+
 *non-diversified portfolio

This annual report only pertains to Michigan Tax-Free and Intermediate Government Income (each individually referred to as the "Fund" or collectively as the "Funds").

The Funds each offer two classes of shares ("Trust Shares" and "Investment Shares"). Investment Shares are identical in all respects to Trust Shares, except that Investment Shares are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act and are subject to a sales charge. Beginning on April 6, 1998 the sales charge has been waived. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion. Trust Shares are only offered in connection with the requirements of fiduciary, advisory, agency and other similar accounts maintained by or on behalf of customers of The Huntington National Bank or its affiliates or correspondent banks. The objectives of the Funds can be found in the current prospectus.

The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund and to the class in which shares are held.

+A merger of Huntington Bancshares Incorporated and First Michigan Bank Corporation occurred on October 1, 1997. Effective April 3, 1998, FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund were reorganized on a tax-free basis, respectively, into Michigan Tax-Free and Intermediate Government Income pursuant to an Agreement and Plan of Reorganization dated as of February 1, 1998, by and between FMB Funds and The Monitor Funds, which was approved by shareholders of the FMB Funds at a meeting convened on March 24, 1998. At the time of the reorganization, FMB Michigan Tax-Free Bond Fund had net assets of $35,807,092 and Michigan Tax-Free received net assets of $35,807,092. FMB Intermediate Government Income Fund had net assets of $119,115,527 and Intermediate Government Income received net assets of $119,115,527. As a result of the reorganization, holders of Institutional Shares received Trust Shares, and holders of Consumer Service Shares received Investment Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles
(GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Financial Statements. The actual results could differ from those estimates.

A. INVESTMENT VALUATIONS

Bonds and other fixed income securities which may trade on a national securities exchange and/or over the counter are valued at the last sale price on that day, if available; otherwise, they are valued at the bid price by an independent pricing service, approved by the Trustees, that takes into consideration yield, stability, risk, credit quality, coupon, maturity, type of issue, trading characteristics, special circumstances of security or trading market, and any other factors or market data the independent pricing service deems relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, it's the policy of the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.
14

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized, as required by the Internal Revenue Code, as amended (the "Code") which does not differ materially from GAAP.

Income, expenses (other than class specific expenses) and realized and unrealized gains and losses for the Funds are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Distribution fees are charged directly to such class.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to the tax nature of distributions.

D. FEDERAL TAXES

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At May 31, 1998, Michigan Tax-Free had remaining capital loss carryforwards of $70,561 available through the year 2003 and Intermediate Government Income had remaining capital loss carryforwards of $341,004 available through the year 2002 and $1,366,912 available through the year 2003. Capital loss carryforwards will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax.

E. OTHER

Investment transactions are accounted for on the trade date.

Gains or losses realized from the sale of securities are determined by comparing the identified cost of the security sold with the net sales proceeds.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Huntington National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee for the Funds at the following annual rates: Prior to April 6, 1998: For FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund, 0.55%, and 0.45% of the Funds' average daily net assets, respectively. The Adviser voluntarily waived 0.20% for FMB Michigan Tax-Free Bond Fund. Commencing on April 6, 1998: For Michigan Tax-Free and Intermediate Government Income, 0.50% of the Funds' average daily net assets. The Adviser voluntarily waived 0.07%, and 0.05%, respectively.The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATION FEE AND DISTRIBUTION AGREEMENTS--Prior to April 6, 1998, SEI Fund Resources ("SFR") served as the administrator for FMB Funds, Inc. under an Administration Agreement between the FMB Funds, Inc. and SFR dated March 23, 1998. SFR received an annual fee of 0.20% on the daily average net assets of FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund, paid monthly for services performed under this agreement.

Commencing on April 6, 1998, The Huntington National Bank ("Huntington") began serving as the administrator for the Funds under an Administration Agreement between Huntington and the Funds dated January 12, 1998. Huntington receives an annual fee of 0.11% of each Fund's average net assets, paid monthly, for services performed under this agreement. Huntington has entered into an agreement with SFR pursuant to which SFR provides certain administrative services to the Funds. SFR receives from Huntington, an annual fee of 0.05% of each Fund's average net assets, paid monthly, for services performed under this agreement. For the period from April 6, 1998 to May 31, 1998, Huntington received fees of $14,148 and SFR received fees of $11,920.

Prior to April 6, 1998, SEI Investments Distribution Co. ("SIDCO") acted as the Distributor for FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund pursuant to a Distribution Agreement between the FMB Funds, Inc and SIDCO, dated March 23, 1996.

Commencing on April 6, 1998, SIDCO began acting as the Funds' Distributor pursuant to a distribution agreement. SEI Investment Management Corporation, a wholly-owned subsidiary of SEI Investment Company, is owner of all beneficial interests in SFR. SIDCO is a wholly-owned subsidiary of SEI Investment Company.

DISTRIBUTION PLAN--Prior to April 6, 1998, the Distribution Plan for FMB Funds, Inc. provided for the payment by the FMB Funds to the Distributor of up to 0.35% for the FMB Michigan-Tax Free Bond Fund and FMB Intermediate Government Income Fund per annum of each Fund's

Consumer Service Shares average daily net assets for costs and expenses of the Distributor in connection with the distribution of Fund shares of the Consumer Service Class. The Distributor voluntarily waived 0.10% of the distribution fee for the period from December 1, 1997 to April 6, 1998 for FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund.

Commencing on April 6, 1998, Michigan Tax-Free and Intermediate Government Income began operating under the Monitor Funds' Distribution Plan. The Monitor Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). The Distribution Plan provides for payments to be made to the Distributor (SIDCO) in connection with the provision of certain services (described below) with respect to the Funds' Investment Shares.

In accordance with the Distribution Plan, the Distributor may enter into agreements with brokers and dealers relating to distribution and/or administrative services with respect to the Investment Shares of the Funds. The Distributor may also enter into agreements with administrators (including financial institutions, fiduciaries, custodians for public funds, and investment advisers) to provide administrative services with respect to Investment Shares.

In connection with the provision of the distribution and administrative services described above, the Distributor will pay brokers, dealers and administrators (including The Huntington Investment Company) a fee based on the amount of Investment Shares owned by their customers. Amounts paid by the Distributor for services rendered with respect to a Fund's Investment Shares will be reimbursed by the Fund in an amount which may not exceed an annual rate of 0.25 of 1% of the average daily net assets attributable to the Fund's Investment Shares held in customer accounts for which brokers, dealers, and administrators provide such services.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--Prior to April 6, 1998:

 SFR served as transfer and dividend disbursing agent for FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund for which it received a fee based on the size, type and number of accounts and transactions made by shareholders.

 Bankers Trust Company served as the custodian of the investments and other assets of the FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund for which it received a fee based on the level of net assets.

Commencing on April 6, 1998:

 State Street Bank and Trust, Co. began serving as transfer and dividend disbursing agent for Michigan Tax-Free and Intermediate Government Income for which it receives a fee based on the size, type and number of accounts and transactions made by the shareholders.

 Huntington began serving as the custodian of the investments and other assets of the Funds for which it receives a fee. The fee is based on the level of each Fund's average daily net assets. For the period from April 6, 1998 to May 31, 1998, Huntington received fees of $6,248.

 Huntington began providing certain accounting and recordkeeping services for the Funds. Huntington receives an annual fee based on the level of each Funds' average daily net assets. For the period from April 6, 1998 to May 31, 1998, Huntington received fees of $7,209.

For the six-month period ended May 31, 1998, certain Officers of FMB Funds and the Trust were Officers of SFR and SIDCO. Such Officers received no compensation from the FMB Funds, Inc. or the Trust.

For the six-month period ended May 31, 1998, Huntington received $5,282 from commissions earned on sales of Investment Shares of the Funds, which was paid to affiliate broker/dealers of the Funds.

(4) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six-month period ended May 31, 1998 were as follows:

        INVESTMENT SECURITIES
        ---------------------
                      INTERMEDIATE
            MICHIGAN   GOVERNMENT
            TAX-FREE     INCOME
--------------------------------------
Purchases  $3,143,674      --
Sales        $800,000      --
--------------------------------------

    U.S. GOVERNMENT OBLIGATIONS
    ---------------------------
                    INTERMEDIATE
           MICHIGAN  GOVERNMENT
           TAX-FREE    INCOME
------------------------------------
Purchases     --    $14,730,923
Sales         --    $19,107,216
------------------------------------

(5) INVESTMENT CONCENTRATION

Michigan Tax-Free invests substantially all of its assets in a portfolio of debt obligations issued by the State of Michigan and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the State of Michigan.

 Report of Independent Accountants
The Shareholders and
Board of Trustees of
The Monitor Funds:

We have audited the accompanying statements of assets and liabilities of The Monitor Funds--Michigan Tax-Free Fund and Intermediate Government Income Fund, including the portfolio of investments, as of May 31, 1998, and the related statements of operations, statements of changes in net assets and the financial highlights for the six months ended May 31, 1998. These financial statements and financial highlights are the responsibility of The Monitor Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statement of operations for the year ended November 30, 1997, and the statements of changes in net assets and financial highlights for the year ended November 30, 1997 and prior periods as indicated herein, were audited by other auditors whose report thereon dated January 13, 1998 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of May 31, 1998, by confirmation with the custodian and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Monitor Funds--Michigan Tax-Free Fund and Intermediate Government Income Fund at May 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the six months ended May 31, 1998, in conformity with generally accepted accounting principles.

                                                 KPMG Peat Marwick LLP
Columbus, Ohio
July 7, 1998

 Notice to Shareholders of The Monitor Funds (Unaudited)

For the fiscal year ended May 31, 1998, each fund is designating long-term and mid-term capital gains, qualifying dividends, and exempt income with regard to distributions paid during the year as follows:

                              (A)           (B)           (C)
                           Long-Term     Mid-Term      Ordinary         (D)                     (F)
                         Capital Gains Capital Gains    Income         Total         (E)        Tax
                         Distributions Distributions Distributions Distributions  Qualifying   Exempt
Fund                       Tax Basis     Tax Basis     Tax Basis     Tax Basis   Dividends(1) Interest
----                     ------------- ------------- ------------- ------------- ------------ --------
Michigan Tax-Free               0%            0%          100%          100%           0%        99%
Intermediate Government
 Income                         0%            0%          100%          100%           0%         0%

Please consult your tax advisor for proper treatment of this information.

(1) Qualifying dividends represent dividends which qualify for the dividends received deduction
* Items (A), (B) and (C) are based on a percentage of the Funds' total distributions.
** Items (E) and (F) are based on a percentage of the Funds' ordinary income distributions.

 Trustees                               Officers

David S. Schoedinger          Mark Nagle
John M. Shary                  President and Chief Executive Officer
William R. Wise               Robert DellaCroce
                               Controller, Treasurer and Chief Financial Officer
                              Kathryn L. Stanton
                               Vice President and Secretary
                              Joseph O'Donnell
                               Vice President and Assistant Secretary
                              Todd Cipperman
                               Vice President and Assistant Secretary
                              Kevin P. Robins
                               Vice President and Assistant Secretary
                              Bradley J. Schram
                               Secretary




  MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL
     DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK,
                   INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

 This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

 [LOGO OF MONITOR FUNDS]

      THE HUNTINGTON
      NATIONAL BANK
      a subsidiary of
      Huntington Bancshares
      Incorporated, is the
      Investment Advisor,
      Custodian, and
      Recordkeeper of
      The Monitor Funds.
      SEI Investments
      Distribution Co. is
      the Distributor and is
      not affiliated with The
      Huntington National Bank.











                      [GRAPHIC AND LOGO OF MONITOR FUNDS]

                                (800) 253-0412